Goodwill and Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Continuity of Goodwill By Group of CGUs
A continuity of our goodwill by group of CGUs for the years ended October 31, 2023 and 2022 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					BMO Wealth Management			BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Wealth and Asset Management		Insurance		Total

Balance – October 31, 2021	97		3,567		3,664	1,310		2		1,312	402		5,378
Disposals (7)	–		–		–	(538)		–		(538)	–		(538)
Foreign exchange and other (1)	–		362		362	50		–		50	33		445
Balance – October 31, 2022	97		3,929		4,026	822		2		824	435		5,285
Acquisitions (7)	233		10,345		10,578	237		–		237	85		10,900
Foreign exchange and other (1)	–		515		515	20		–		20	8		543
Balance – October 31, 2023	330	(2)	14,789	(3)	15,119	1,079	(4)	2	(5)	1,081	528	(6)	16,728

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to AIR MILES, bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)
Relates primarily to Bank of the West, First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I Marshall and Ilsley Banks (M&I) and GE Transportation Finance.

(4)
Relates primarily to Bank of the West, CTC Consulting LLC, M&I, Stoker Ostler Wealth Advisors, Inc., myCFO, Inc., Guardian Group of Funds Ltd. and BMO Nesbitt Burns Inc. Pyrford International Limited, LGM Investments Limited and F&C Asset Management plc were divested in fiscal 2022.

(5)	Relates to AIG Life Holdings (Canada), ULC.
(6)	Relates to Radicle, Clearpool, KGS-Alpha Capital Markets, Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I and Greene Holcomb Fisher.
(7)	Refer to Note 10 for further information.

Summary of Intangible Assets	The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Cost as at October 31, 2021	719	894	5,548		204	601	7,966
Additions	–	–	11		662	20	693
Transfers	–	–	611		(611)	–	–
Disposals (2)	(247)	–	(53)		(1)	(319)	(620)
Foreign exchange and other	49	84	120		5	20	278
Cost as at October 31, 2022	521	978	6,237	(1)	259	322	8,317
Additions	–	–	58		739	33	830
Acquisitions (3)	311	2,453	103		–	227	3,094
Transfers	–	–	672		(672)	–	–
Disposals (2)(3)	–	–	(29)		(2)	(21)	(52)
Foreign exchange and other	18	122	30		–	11	181
Cost as at October 31, 2023	850	3,553	7,071	(1)	324	572	12,370

(1)	Includes $6,172 million of internally generated software as at October 31, 2023 ($5,486 million as at October 31, 2022).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures in 2022.
(3)	Refer to Note 10 for further information.
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing		Software under development	Other	Total
Accumulated amortization at October 31, 2021	616	894	3,821		–	369	5,700
Amortization	22	–	556		–	26	604
Disposals (2)(3)	(247)	–	(49)		–	(123)	(419)
Foreign exchange and other	44	84	94		–	17	239
Accumulated amortization at October 31, 2022	435	978	4,422	(1)	–	289	6,124
Amortization	44	291	653		–	27	1,015
Disposals (2)(3)	–	–	(22)		–	(21)	(43)
Foreign exchange and other	8	26	20		–	4	58
Accumulated amortization at October 31, 2023	487	1,295	5,073	(1)	–	299	7,154
Carrying value at October 31, 2023	363	2,258	1,998		324	273	5,216
Carrying value at October 31, 2022	86	–	1,815		259	33	2,193

(1)	Includes $4,420 million of internally generated software as at October 31, 2023 ($3,819 million as at October 31, 2022).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures in 2022. Refer to Note 10 for further information.
(3)	Includes impairment charges.